Note 12 - Voyage Expenses, Net and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2020	2021	2022
Voyage expenses, net
Port charges and canal dues	205,880	209,405	478,205
Bunkers consumption (including gain on bunkers)	79,252	(965,403)	(2,503,325)
Total	285,132	(755,998)	(2,025,120)

Vessel operating expenses
Crew wages and related costs	6,744,095	8,046,730	10,906,231
Insurance	1,085,663	1,300,050	1,895,004
Repairs and maintenance	352,890	397,551	640,672
Lubricants	696,297	866,772	1,195,526
Spares and consumable stores	2,040,039	2,055,920	3,367,528
Professional and legal fees	273,958	369,758	498,687
Other	410,472	528,311	830,250
Total	11,603,414	13,565,092	19,333,898